Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 6,227,140,000,000	₩ 6,158,872,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,457,416,000,000	1,505,082,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	618,002,000,000	469,705,000,000
Available- for-sale financial assets [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	19,928,000,000	6,755,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,138,755,000,000	2,261,311,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,962,083,000,000	1,701,249,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 30,956,000,000	₩ 214,770,000,000